Gross investment in lease - Schedule of Gross Investment in Lease (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Gross investment in lease	$ 723,374	$ 0
Current portion	(35,478)	0
Gross investment in lease, non-current portion	$ 687,896	$ 0